Schedules of Investments (unaudited)
March 31, 2026
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 Franklin Templeton Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 97.7%
Domestic Equity — 76.8%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A		1,127,146	$36,778,760
American Funds Insurance Series — Growth Fund, Class 1A		646,632	82,180,473
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class		710,462	30,088,075 *
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		592,194	134,670,883
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		1,230,817	34,795,178
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		1,099,055	65,943,302 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		6,105,595	68,172,633
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		2,849,116	79,568,407
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,977,029	36,419,245
NYLI VP MFS® Investors Trust Portfolio, Initial Class		2,803,593	29,769,671
NYLI VP MFS® Research Portfolio, Initial Class		1,437,868	14,970,360
NYLI VP Small Cap Growth Portfolio, Initial Class		1,518,489	17,661,852
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class		1,173,441	32,441,893
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,712,685	81,733,203
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		863,148	71,062,954
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		4,578,827	97,116,919

Total Domestic Equity			913,373,808
Foreign Equity — 14.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		948,681	58,230,064
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		734,588	25,490,197
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class		1,935,026	22,350,512
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		2,217,826	35,063,837 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,732,679	28,156,037

Total Foreign Equity			169,290,647
Domestic Fixed Income — 6.7%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		7,601,715	79,589,959
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,033,718,219)			1,162,254,414
	Rate
Short-Term Investments — 2.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $32,848,682)	3.556%	32,848,682	32,848,682 (b)
Total Investments — 100.5% (Cost — $1,066,566,901)			1,195,103,096
Liabilities in Excess of Other Assets — (0.5)%			(5,727,326)
Total Net Assets — 100.0%			$1,189,375,770

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Templeton Aggressive Model Portfolio
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2026
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.7%
Domestic Equity — 58.2%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	1,703,717	$55,592,290
American Funds Insurance Series — Growth Fund, Class 1A	1,256,411	159,677,338
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class	1,288,347	54,561,481 *
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,289,560	293,258,855
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	929,726	26,283,342
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	2,409,966	144,597,947 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	8,326,539	92,970,809
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	3,356,912	93,749,833
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,735,378	68,810,153
NYLI VP MFS® Investors Trust Portfolio, Initial Class	3,813,505	40,493,318
NYLI VP MFS® Research Portfolio, Initial Class	2,607,924	27,152,401
NYLI VP Small Cap Growth Portfolio, Initial Class	2,294,608	26,689,041
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	2,418,314	66,858,635
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	4,100,267	123,541,056
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	1,549,130	127,539,919
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	9,071,983	192,416,753

Total Domestic Equity		1,594,193,171
Domestic Fixed Income — 29.9%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	12,781,562	120,530,131
U.S. Government Securities Fund, Class 1A	9,410,823	92,320,172
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	14,416,307	99,328,356
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	25,228,584	264,143,270
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	9,100,520	84,998,859
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	16,472,700	155,996,467

Total Domestic Fixed Income		817,317,255
Foreign Equity — 10.6%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,983,999	121,777,880
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	1,493,348	51,819,163
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	2,212,886	25,559,944
Putnam Variable Trust — Putnam VT International Value Fund, Class IA	3,381,318	53,458,634 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	2,377,891	38,640,726

Total Foreign Equity		291,256,347
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	2,863,063	28,000,753
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,455,629,460)		2,730,767,526
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $8,492,550)	3.556%	8,492,550	$8,492,550 (b)
Total Investments — 100.0% (Cost — $2,464,122,010)			2,739,260,076
Other Assets in Excess of Liabilities — 0.0%††			610,784
Total Net Assets — 100.0%			$2,739,870,860

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2026
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 97.9%
Domestic Equity — 46.8%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	841,079	$27,444,392
American Funds Insurance Series — Growth Fund, Class 1A	551,227	70,055,448
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class	318,029	13,468,518 *
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	902,303	205,192,800
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	1,070,959	30,275,997
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,250,636	75,038,154 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	4,696,632	52,440,720
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	1,747,279	48,796,973
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,475,135	27,173,754
NYLI VP MFS® Investors Trust Portfolio, Initial Class	2,091,473	22,208,098
NYLI VP MFS® Research Portfolio, Initial Class	1,716,318	17,869,442
NYLI VP Small Cap Growth Portfolio, Initial Class	755,111	8,782,847
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	954,882	26,399,429
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	2,248,872	67,758,512
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	590,214	48,592,282
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	4,834,773	102,545,544

Total Domestic Equity		844,042,910
Domestic Fixed Income — 39.5%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	10,847,499	102,291,915
U.S. Government Securities Fund, Class 1A	13,292,592	130,400,326
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	12,155,350	83,750,365
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	10,391,580	108,799,844
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	3,813,892	46,455,876
NYLI VP PIMCO Real Return Portfolio, Initial Class	4,736,774	37,126,360
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	7,957,765	74,325,521
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	13,748,649	130,199,706

Total Domestic Fixed Income		713,349,913
Foreign Equity — 9.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,575,077	96,678,213
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	860,037	29,843,301
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	1,456,405	16,822,211
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,304,107	21,191,733

Total Foreign Equity		164,535,458
Foreign Fixed Income — 2.5%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	4,694,134	45,908,628
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,612,538,439)		1,767,836,909
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 2.1%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $37,308,509)	3.556%	37,308,509	$37,308,509 (b)
Total Investments — 100.0% (Cost — $1,649,846,948)			1,805,145,418
Other Assets in Excess of Liabilities — 0.0%††			569,066
Total Net Assets — 100.0%			$1,805,714,484

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2026
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 97.6%
Domestic Fixed Income — 50.4%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	2,979,195	$28,093,809
U.S. Government Securities Fund, Class 1A	5,462,468	53,586,807
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	4,257,679	29,335,408
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	3,047,701	31,909,426
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	2,003,851	24,408,314
NYLI VP PIMCO Real Return Portfolio, Initial Class	1,866,557	14,629,891
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,482,454	23,186,118
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	4,024,589	38,112,856

Total Domestic Fixed Income		243,262,629
Domestic Equity — 35.4%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	148,099	4,832,480
American Funds Insurance Series — Growth Fund, Class 1A	109,227	13,881,628
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	241,824	54,993,191
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	404,228	11,427,537
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	218,706	13,122,345 (a)
New York Life Investments VP Funds Trust:
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	250,379	6,992,427
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	259,763	4,785,145
NYLI VP MFS® Investors Trust Portfolio, Initial Class	508,319	5,397,533
NYLI VP MFS® Research Portfolio, Initial Class	453,400	4,720,573
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	252,275	6,974,600
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	396,021	11,932,131
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	155,931	12,837,781
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	893,091	18,942,464

Total Domestic Equity		170,839,835
Foreign Fixed Income — 6.5%
American Funds Insurance Series — Capital World Bond, Class 1A	1,205,895	11,974,539
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,973,039	19,296,319

Total Foreign Fixed Income		31,270,858
Foreign Equity — 5.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	360,971	22,156,386
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	206,760	3,359,856

Total Foreign Equity		25,516,242
Total Investments in Underlying Funds before Short-Term Investments (Cost — $439,342,274)		470,889,564
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 2.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $13,341,482)	3.556%	13,341,482	$13,341,482 (b)
Total Investments — 100.3% (Cost — $452,683,756)			484,231,046
Liabilities in Excess of Other Assets — (0.3)%			(1,664,596)
Total Net Assets — 100.0%			$482,566,450

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2026
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 97.6%
Domestic Fixed Income — 65.0%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,696,220	$15,995,358
U.S. Government Securities Fund, Class 1A		2,449,749	24,032,037
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,913,200	13,181,950
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,624,918	17,012,889
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,234,891	15,041,839
NYLI VP PIMCO Real Return Portfolio, Initial Class		958,541	7,512,948
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,157,389	10,810,010
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,788,595	16,937,997

Total Domestic Fixed Income			120,525,028
Domestic Equity — 19.7%
American Funds Insurance Series — Growth Fund, Class 1A		41,835	5,316,841
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		89,703	20,399,297
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		92,894	2,626,107
New York Life Investments VP Funds Trust:
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		74,633	1,374,829
NYLI VP MFS® Investors Trust Portfolio, Initial Class		126,985	1,348,378
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		45,512	1,371,268
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		189,474	4,018,747

Total Domestic Equity			36,455,467
Foreign Fixed Income — 12.0%
American Funds Insurance Series — Capital World Bond, Class 1A		1,300,486	12,913,826
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		949,923	9,290,247

Total Foreign Fixed Income			22,204,073
Foreign Equity — 0.9%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		28,607	1,755,892
Total Investments in Underlying Funds before Short-Term Investments (Cost — $172,554,878)			180,940,460
	Rate
Short-Term Investments — 2.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $4,260,685)	3.556%	4,260,685	4,260,685 (a)
Total Investments — 99.9% (Cost — $176,815,563)			185,201,145
Other Assets in Excess of Liabilities — 0.1%			248,129
Total Net Assets — 100.0%			$185,449,274

(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$480,615,336	$432,758,472	—	$913,373,808
Foreign Equity	86,386,100	82,904,546	—	169,290,646
Domestic Fixed Income	79,589,960	—	—	79,589,960
Total Long-Term Investments	646,591,396	515,663,018	—	1,162,254,414
Short-Term Investments†	32,848,682	—	—	32,848,682
Total Investments	$679,440,078	$515,663,018	—	$1,195,103,096

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$935,916,011	$658,277,161	—	$1,594,193,172
Domestic Fixed Income	569,000,616	248,316,639	—	817,317,255
Foreign Equity	160,418,605	130,837,741	—	291,256,346

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fixed Income	$28,000,753	—	—	$28,000,753
Total Long-Term Investments	1,693,335,985	1,037,431,541	—	2,730,767,526
Short-Term Investments†	8,492,550	—	—	8,492,550
Total Investments	$1,701,828,535	$1,037,431,541	—	$2,739,260,076

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$512,595,811	$331,447,101	—	$844,042,912
Domestic Fixed Income	369,167,645	344,182,267	—	713,349,912
Foreign Equity	117,869,945	46,665,512	—	164,535,457
Foreign Fixed Income	45,908,628	—	—	45,908,628
Total Long-Term Investments	1,045,542,029	722,294,880	—	1,767,836,909
Short-Term Investments†	37,308,509	—	—	37,308,509
Total Investments	$1,082,850,538	$722,294,880	—	$1,805,145,418

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$112,524,760	$130,737,868	—	$243,262,628
Domestic Equity	111,827,912	59,011,923	—	170,839,835
Foreign Fixed Income	19,296,319	11,974,539	—	31,270,858
Foreign Equity	25,516,243	—	—	25,516,243
Total Long-Term Investments	269,165,234	201,724,330	—	470,889,564
Short-Term Investments†	13,341,482	—	—	13,341,482
Total Investments	$282,506,716	$201,724,330	—	$484,231,046

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$57,000,208	$63,524,821	—	$120,525,029
Domestic Equity	25,789,312	10,666,155	—	36,455,467

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fixed Income	$9,290,246	$12,913,826	—	$22,204,072
Foreign Equity	1,755,892	—	—	1,755,892
Total Long-Term Investments	93,835,658	87,104,802	—	180,940,460
Short-Term Investments†	4,260,685	—	—	4,260,685
Total Investments	$98,096,343	$87,104,802	—	$185,201,145

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2026. The following transactions were effected in such Underlying Funds for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$67,753,627	$736,737	11,692	—	—	—	—	—	$(2,547,062)	$65,943,302
Putnam VT International Value Fund, Class IA
	36,343,766	2,149,942	136,184	$3,004,274	172,934	$296,759	$889,882	$650,152	(722,356)	35,063,837
	$104,097,393	$2,886,679		$3,004,274		$296,759	$889,882	$650,152	$(3,269,418)	$101,007,139

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$149,898,344	$270,903	4,279	—	—	—	—	—	$(5,571,300)	$144,597,947
Putnam VT International Value Fund, Class IA
	56,203,197	2,784,380	179,390	$4,932,094	284,623	$835,527	$1,356,723	$991,228	(1,432,376)	53,458,634
	$206,101,541	$3,055,283		$4,932,094		$835,527	$1,356,723	$991,228	$(7,003,676)	$198,056,581

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$78,049,586	—	—	$123,957	1,965	$(6,637)	—	—	$(2,880,838)	$75,038,154

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$13,735,712	—	—	$109,702	1,736	$915	—	—	$(504,580)	$13,122,345

Franklin Templeton Model Portfolio Funds 2026 Quarterly Report